Related parties - Balances recognized in assets and liabilities and amounts transacted during the period (Details) - BRL (R$)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of Transactions Between Related Parties [Line Items]
Assets	R$ 87,493,000	R$ 50,321,000
Liabilities	(1,076,419,000)	(620,602,000)
Sales (purchase)	206,706,000	166,029,000	R$ 213,563,000
Dividends and interest on own capital payable	2,200,917,000	1,316,528,000
Controlling Shareholders
Disclosure of Transactions Between Related Parties [Line Items]
Dividends and interest on own capital payable	1,074,962,000
Non-Controlling Shareholders
Disclosure of Transactions Between Related Parties [Line Items]
Dividends and interest on own capital payable	1,125,955
Total Dividends
Disclosure of Transactions Between Related Parties [Line Items]
Dividends and interest on own capital payable	2,200,917
Trade accounts receivable
Disclosure of Transactions Between Related Parties [Line Items]
Assets	83,545,000	45,650,000
Other assets
Disclosure of Transactions Between Related Parties [Line Items]
Assets	3,948,000	4,671,000
Trade accounts payable
Disclosure of Transactions Between Related Parties [Line Items]
Liabilities	(1,457,000)	(1,023,000)
Dividends and interests on own capital payable
Disclosure of Transactions Between Related Parties [Line Items]
Liabilities	(1,074,962,000)	(619,579,000)
Transactions with majority shareholders
Disclosure of Transactions Between Related Parties [Line Items]
Assets	4,000	24,000
Liabilities	(1,074,983,000)	(619,579,000)
Sales (purchase)	66,000	9,000	91,000
Suzano Holding S.A.
Disclosure of Transactions Between Related Parties [Line Items]
Assets	4,000	24,000
Liabilities	(630,387,000)	(363,520,000)
Sales (purchase)	66,000	9,000	91,000
Controller
Disclosure of Transactions Between Related Parties [Line Items]
Liabilities	(336,205,000)	(193,883,000)
Managements and related persons
Disclosure of Transactions Between Related Parties [Line Items]
Assets
Liabilities	(55,627,000)	(31,748,000)
Sales (purchase)
Alden Fundo de Investimento em Ações
Disclosure of Transactions Between Related Parties [Line Items]
Liabilities	(52,764,000)	(30,428,000)
Transactions with companies of the Suzano Group and other related parties
Disclosure of Transactions Between Related Parties [Line Items]
Assets	87,489,000	50,297,000
Liabilities	(1,436,000)	(1,023,000)
Sales (purchase)	206,640,000	166,020,000	213,472,000
Management
Disclosure of Transactions Between Related Parties [Line Items]
Assets	61,000	61,000
Sales (purchase)	538,000	(906,000)	(47,000)
Bexma Participacoes Ltda.
Disclosure of Transactions Between Related Parties [Line Items]
Assets
Sales (purchase)	7,000	9,000	38,000
Naman Capital Ltda
Disclosure of Transactions Between Related Parties [Line Items]
Sales (purchase)		7,000	10,000
Civelec Participações Ltda
Disclosure of Transactions Between Related Parties [Line Items]
Assets	3,860,000	4,575,000
Sales (purchase)		4,825,000
Fundacao Arymax
Disclosure of Transactions Between Related Parties [Line Items]
Assets
Sales (purchase)	5,000	3,000	4,000
Ibema Companhia Brasileira de Papel
Disclosure of Transactions Between Related Parties [Line Items]
Assets	83,343,000	45,659,000
Liabilities	(1,413,000)	(1,023,000)
Sales (purchase)	211,482,000	168,621,000	218,226,000
Instituto Ecofuturo - Futuro Para o Desenvolvimento Sustentavel
Disclosure of Transactions Between Related Parties [Line Items]
Assets	21,000	2,000
Liabilities
Sales (purchase)	(5,173,000)	(5,549,000)	(4,603,000)
IPFL Holding S.A
Disclosure of Transactions Between Related Parties [Line Items]
Assets	1,000
Sales (purchase)	10,000	5,000	38,000
Mabex Representacoes e Participacoes Ltda.
Disclosure of Transactions Between Related Parties [Line Items]
Liabilities	(23,000)
Sales (purchase)	(915,000)	(817,000)
Nemonorte Imoveis e Participacoes Ltda.
Disclosure of Transactions Between Related Parties [Line Items]
Sales (purchase)	R$ (177,000)	R$ (178,000)	R$ (194,000)